[Zurich Kemper Life Letterhead]




Via EDGAR

February 9, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re: KILICO Variable Annuity Separate Account of Kemper Investors Life Insurance Company
          SEC File Nos. 2-72671 and 811-3199

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 is a prospectus supplement dated February 9, 2000 to the prospectus dated May 1, 1999.

Please call the undersigned at 847-969-3523 if there are any questions.

Yours truly,

/s/ Allen R. Reed

Allen R. Reed
Assistant General Counsel

Enclosure

ARR/sb

                     SUPPLEMENT DATED FEBRUARY 9, 2000
                    TO PROSPECTUS DATED MAY 1, 1999 FOR
                  KEMPER INVESTORS LIFE INSURANCE COMPANY
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                             PERIODIC PAYMENT
                        VARIABLE ANNUITY CONTRACTS
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                           KEMPER ADVANTAGE III
                                Issued By
                  KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                   of
                   KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Prospectus concerning death benefit for Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts between March 1, 1997 and March 31, 2000. Please read it carefully and keep it with your Prospectus for future reference.

The third paragraph under the section entitled "6. Death Benefit.", appearing on page 23 of the Prospectus, is hereby deleted and replaced with the following:

     "For Contracts issued between March 1, 1997 and March 31, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

       * the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

       *  the Contract Value minus Debt, or

       * the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract Anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals."